SUP-0148-0716

SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate New York Municipal Portfolio

-AB Intermediate California Municipal Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Prospectus dated January 15, 2016, as supplemented to date (the “Prospectus”) of the AB Intermediate Municipal Portfolios of Sanford C. Bernstein Fund, Inc. offering Class A, Class B, Class C and Advisor Class shares of the Portfolios.

*        *        *         *        *

AB Intermediate New York Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.48%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.63%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$64
After 3 Years	$202
After 5 Years	$351
After 10 Years	$786

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.71%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.45%, 3rd quarter, 2009; and Worst Quarter was down -2.38%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-0.88%	2.02%	2.80%
	Return After Taxes on Distributions	-0.88%	2.02%	2.77%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.42%	2.12%	2.78%
Advisor Class***	Return Before Taxes	2.45%	2.90%	3.37%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.

*        *        *        *        *

The following supplements certain information in the Purchase and Sale of Portfolio Shares section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

PURCHASE AND SALE OF PORTFOLIO SHARES:

Purchase Minimums*

	Initial	Subsequent
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None
*	Note: The Portfolio may waive investment minimums for certain types of retirement accounts or under certain other circumstances.

*        *        *         *        *

AB Intermediate California Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.49%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.64%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$65
After 3 Years	$205
After 5 Years	$357
After 10 Years	$798

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.55%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.58%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-1.25%	2.12%	2.79%
	Return After Taxes on Distributions	-1.26%	2.10%	2.75%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.13%	2.17%	2.77%
Advisor Class***	Return Before Taxes	2.07%	3.00%	3.36%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.

*        *        *        *        *

The following supplements certain information in the Purchase and Sale of Portfolio Shares section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

PURCHASE AND SALE OF PORTFOLIO SHARES:

Purchase Minimums*

	Initial	Subsequent
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None
*	Note: The Portfolio may waive investment minimums for certain types of retirement accounts or under certain other circumstances.

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SUP-0148-0716